Financial Instruments with Off-Balance Sheet Risk (Financial Instruments With Credit Risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments With Off-Balance Sheet Risk [Abstract]
Commitments to extend credit	$ 126,885	$ 90,713
Letters of credit	$ 623	$ 310